Document And Entity Information	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity Registrant Name	GoodRx Holdings, Inc.
Entity Central Index Key	0001809519
Entity Emerging Growth Company	false
Securities Act File Number	001-39549
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-5104396
Entity Address, Address Line One	2701 Olympic Boulevard
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	(855)
Local Phone Number	268-2822
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	GDRX
Security Exchange Name	NASDAQ